Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received

Future minimum lease payments expected to be received under non-cancelable operating leases as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Within 1 year	¥689,284	¥736,650
Between 1 and 5 years	777,582	897,789
Later than 5 years	—	—

Total	¥1,466,866	¥1,634,439

Equipment on operating leases [member]
Statement [LineItems]
Summary of Property, Plant and Equipment

The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March 31, 2018 and 2019 are as follows:

(Cost)

Yen (millions)
Balance as of April 1, 2017	¥5,114,543

Additions	¥1,799,155
Sales or disposal	(1,475,302)
Exchange differences on translating foreign operations	(219,950)
Other	—

Balance as of March 31, 2018	¥5,218,446

Additions	¥2,038,734
Sales or disposal	(1,721,471)
Exchange differences on translating foreign operations	164,802
Other	—

Balance as of March 31, 2019	¥5,700,511

(Accumulated depreciation and impairment losses)

Yen (millions)
Balance as of April 1, 2017	¥(1,009,880)

Depreciation	¥(744,717)
Sales or disposal	591,721
Exchange differences on translating foreign operations	44,474
Other	(11,911)

Balance as of March 31, 2018	¥(1,130,313)

Depreciation	¥(781,082)
Sales or disposal	704,691
Exchange differences on translating foreign operations	(32,242)
Other	(12,716)

Balance as of March 31, 2019	¥(1,251,662)

(Carrying amount)

Yen (millions)
Balance as of March 31, 2018	¥4,088,133
Balance as of March 31, 2019	4,448,849

Property, plant and equipment [member]
Statement [LineItems]
Summary of Property, Plant and Equipment

The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2018 and 2019 are as follows:

(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2017	¥546,855	¥2,231,274	¥5,305,139	¥277,086	¥8,360,354

Additions	¥397	¥7,725	¥134,604	¥342,052	¥484,778
Reclassification	1,216	58,706	359,442	(419,364)	—
Sales or disposal	(1,543)	(13,937)	(276,782)	—	(292,262)
Exchange differences on translating foreign operations	(1,733)	(34,039)	(140,296)	(6,390)	(182,458)
Other	—	(936)	(1,602)	(825)	(3,363)

Balance as of March 31, 2018	¥545,192	¥2,248,793	¥5,380,505	¥192,559	¥8,367,049

Additions	304	10,399	174,686	281,268	466,657
Reclassification	2,421	64,101	194,365	(260,887)	—
Sales or disposal	(1,469)	(11,432)	(294,761)	—	(307,662)
Exchange differences on translating foreign operations	307	15,931	63,898	2,647	82,783
Other	128	(269)	(3,710)	(1,618)	(5,469)

Balance as of March 31, 2019	¥546,883	¥2,327,523	¥5,514,983	¥213,969	¥8,603,358

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2017	¥(3,866)	¥(1,224,339)	¥(3,929,601)	¥(2,170)	¥(5,159,976)

Depreciation	¥—	¥(75,561)	¥(437,894)	¥—	¥(513,455)
Sales or disposal	18	12,136	239,645	—	251,799
Exchange differences on translating foreign operations	(32)	16,217	103,037	(99)	119,123
Other	(299)	785	(2,677)	84	(2,107)

Balance as of March 31, 2018	¥(4,179)	¥(1,270,762)	¥(4,027,490)	¥(2,185)	¥(5,304,616)

Depreciation	—	(74,391)	(424,645)	—	(499,036)
Impairment losses	(1,052)	(6,077)	(17,944)	(1,975)	(27,048)
Sales or disposal	22	9,665	254,802	—	264,489
Exchange differences on translating foreign operations	9	(9,266)	(51,094)	23	(60,328)
Other	636	449	3,936	—	5,021

Balance as of March 31, 2019	¥(4,564)	¥(1,350,382)	¥(4,262,435)	¥(4,137)	¥(5,621,518)

(Carrying amount)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of March 31, 2018	¥541,013	¥978,031	¥1,353,015	¥190,374	¥3,062,433
Balance as of March 31, 2019	542,319	977,141	1,252,548	209,832	2,981,840